Indebtedness	12 Months Ended
Dec. 31, 2025
Indebtedness [Abstract]
INDEBTEDNESS

24. INDEBTEDNESS

As at December 31,	2025	2024
Senior Secured Credit Facilities
Term Loan B (December 31, 2025 and December 31, 2024 – US$1,320,531)	$1,812,296	$1,889,451
2027 Senior Unsecured Notes (December 31, 2025 – US$213,035 and December 31, 2024 – US$221,250)	292,369	318,246
2026 Senior Secured Notes (December 31, 2025 and December 31, 2024 – US$387,047)	531,183	566,728
2027 Senior Secured Notes (December 31, 2025 and December 31, 2024 – US$224,995)	308,783	323,633
Telesat Lightspeed Financing
Government of Canada	603,376	—
Government of Quebec	112,780	—
	3,660,787	3,098,058
Deferred financing costs, prepayment options, warrants and loss on repayment	(167,180)	(1,443)
	3,493,607	3,096,615
Less: current indebtedness	(2,341,145)	—
Long-term indebtedness	$1,152,462	$3,096,615

Term Loan B

On December 6, 2019, Telesat Canada entered into a new amended and restated Credit Agreement (“2019 Amendment”) with a syndicate of banks which provides for the extension of credit under the Senior Secured Credit Facilities (“Senior Secured Credit Facilities”). The Senior Secured Credit Facilities, have two tranches — a revolving credit facility of up to $200.0 million US dollars which matured in December 2024 and Term Loan B of US$1,908.5 million maturing in December 2026 described below:

The Term Loan B is a US$1,908.5 million facility maturing in December 2026. The borrowings under the Term Loan B bore interest at a floating rate of either: (i) LIBOR as periodically determined for interest rate periods selected by Telesat Canada in accordance with the terms of the Senior Secured Credit Facilities, plus an applicable margin of 2.75%; or (ii) Alternative Base Rate as determined in accordance with the terms of the Senior Secured Credit Facilities plus an applicable margin of 1.75%. The mandatory principal repayment is equal to 0.25% of the original aggregate principal amount, payable on the last day of each quarter, commencing on March 31, 2020. As a result of the prepayment made in December 2020, mandatory quarterly principal repayments are no longer required.

On May 9, 2023, Telesat Canada entered into a seventh amendment to the Credit Agreement. The seventh amendment amends the Credit Agreement to replace LIBOR-based benchmark rates with SOFR-based benchmark rates and to make certain other conforming changes. Following the seventh amendment, loans under the Term Loan B Facility bear interest, at Telesat Canada’s option, at either (i) a floating rate based on the base rate, plus an applicable margin of 1.75% or (ii) a floating rate based on SOFR, plus an applicable margin of 2.75%. In addition, loans benchmarked against SOFR will be subject to a credit spread adjustment of 0.11448% for a one-month interest period, 0.26161% for a three-month interest period and 0.42826% for a six-month interest period.

Debt issue costs of $16.0 million were incurred in connection with the 2019 Amendment, inclusive of $1.3 million relating to the revolving credit facility. As at December 31, 2025, the debt costs had a carrying value of $1.9 million (December 31, 2024 — $3.9 million). The Senior Secured Credit Facilities are secured by substantially all of Telesat Canada’s assets, excluding assets relating to the Telesat Lightspeed business which assets are held by the LEO Non-Guarantors. All obligations under the Credit Agreement are guaranteed by Telesat Canada and certain existing subsidiaries (“Guarantors”). The obligations under the Credit Agreement and the guarantees of those obligations are secured, subject to certain exceptions, by first priority liens and security interest in the assets of Telesat Canada and the Guarantors. The Credit Agreement contained total leverage ratio covenants that restrict, with certain exceptions, the ability of Telesat Canada and the Guarantors to take specified actions, including, among other things and subject to certain significant exceptions: creating liens, incurring indebtedness, making investments, engaging in mergers, selling property, paying dividends, entering into sale-leaseback transactions, creating subsidiaries, repaying subordinated debt or amending organizational documents.

During the year ended December 31, 2024, Telesat Canada repurchased a portion of the Term Loan B with a principal amount of $137.9 million (US$101.2 million) in exchange for $69.1 million (US$50.7 million). The repurchase resulted in a write-off of the related debt issue costs and loss on repayment in the amount of $0.4 million (US$0.3 million), and a gain on repurchase of debt of $68.8 million (US$50.5 million).

The weighted average effective interest rate for the year ended December 31, 2025 was 7.49% (December 31, 2024 — 7.64%).

2027 Senior Unsecured Notes

On October 11, 2019, Telesat Canada issued, through a private placement, US$550 million of Senior Unsecured Notes which mature in October 2027. The 2027 Senior Unsecured Notes bear interest at an annual rate of 6.5% with interest payments payable in April and October, annually, which commenced in April 2020. Debt issue costs of $7.4 million were incurred in connection with the issuance of the 2027 Senior Unsecured Notes and had a carrying value of $1.1 million as at December 31, 2025 (December 31, 2024 — $1.7 million).

The 2027 Senior Unsecured Notes include covenants or terms that restrict the Company’s ability to, among other things: (i) incur or guarantee additional indebtedness, or issue disqualified stock or preferred shares, (ii) incur liens, (iii) pay dividends, or make certain restricted payments or investments, (iv) enter into certain transactions with affiliates, (v) modify or cancel satellite insurance, (vi) consolidate, merge, sell or otherwise dispose of substantially all assets, (vii) create restrictions on the ability to pay dividends, make loans, and sell assets, and (viii) designate subsidiaries as unrestricted subsidiaries.

The 2027 Senior Unsecured Notes are structurally subordinated to Telesat Canada’s existing and future secured indebtedness, including obligations under its Senior Secured Credit Facilities and Senior Secured Notes. The 2027 Senior Unsecured Notes are governed by the 2027 Senior Unsecured Notes Indenture.

The indenture agreement for the 2027 Senior Unsecured Notes contained provisions for certain prepayment options which were fair valued at the time of debt issuance. The initial fair value impact, as at October 11, 2019, of the prepayment option related to the 2027 Senior Unsecured Notes was a $17.8 million increase to the indebtedness. This liability is subsequently amortized using the effective interest method and had a carrying amount of $2.6 million as at December 31, 2025 (December 31, 2024 — $4.0 million).

During the year ended December 31, 2025, Telesat Canada repurchased 2027 Senior Unsecured Notes with a principal amount of $11.4 million (US$8.2 million) in exchange for $4.5 million (US$3.3 million). The repurchase resulted in a write-off of the related debt issue costs and prepayment options in the amount of $0.1 million (US$0.1 million), and a gain on repurchase of debt of $6.9 million (US$5.0 million).

During the year ended December 31, 2024, Telesat Canada repurchased 2027 Senior Unsecured Notes with a principal amount of $100.4 million (US$73.8 million) in exchange for $30.4 million (US$22.3 million). The repurchase resulted in a write-off of the related debt issue costs and prepayment options in the amount of $0.4 million (US$0.3 million), and a gain on repurchase of debt of $70.0 million (US$51.4 million).

The weighted average effective interest rate for the year ended December 31, 2025 was 6.19% (December 31, 2024 — 6.21%).

2027 Senior Secured Notes

On December 6, 2019, Telesat Canada issued, through private placement, US$400 million of 2027 Senior Secured Notes, which mature in June 2027. The 2027 Senior Secured Notes bear interest at an annual rate of 4.875% with interest payable on June 1 and December 1, annually, which commenced in June 2020. Debt issue costs of $6.6 million were incurred in connection with the issuance of the 2027 Senior Secured Notes and had a carrying value of $0.9 million as at December 31, 2025 (December 31, 2024 — $1.5 million).

The 2027 Senior Secured Notes are guaranteed by the Company and certain Guarantors. The 2027 Senior Secured Notes are governed by the 2027 Senior Secured Notes Indenture. The obligations under the 2027 Senior Secured Notes Indenture are secured, subject to certain exceptions, by first priority liens and security interest in the assets of Telesat Canada and the Guarantors. The 2027 Senior Secured Notes include covenants or terms that restricts the Company’s ability to, among other things: (i) incur or guarantee additional indebtedness, or issue disqualified stock or preferred shares, (ii) incur liens, (iii) pay dividends, or make certain restricted payments or investments, (iv) enter into certain transactions with affiliates, (v) modify or cancel satellite insurance, (vi) consolidate, merge, sell or otherwise dispose of substantially all assets, (vii) create restrictions on the ability to pay dividends, make loans, and sell assets, and (viii) designate subsidiaries as unrestricted subsidiaries.

The indenture agreement for the 2027 Senior Secured Notes contained provisions for certain prepayment options which were fair valued at the time of debt issuance. The initial fair value impact, as at December 6, 2019, of the prepayment option related to the 2027 Senior Secured Notes was a $10.6 million increase to the indebtedness. This liability is subsequently amortized using the effective interest method and had a carrying amount of $1.5 million as at December 31, 2025 (December 31, 2024 — $2.5 million).

During the year ended December 31, 2024, Telesat Canada repurchased 2027 Senior Secured Notes with a principal amount of $103.3 million (US$75.0 million) in exchange for $48.4 million (US$35.1 million). The repurchase resulted in a write-off of the related debt issue costs and prepayment options in the amount of $0.2 million (US$0.2 million), and a gain on repurchase of debt of $54.9 million (US$39.9 million).

The weighted average effective interest rate for the year ended December 31, 2025 was 4.74% (December 31, 2024 — 4.74%).

2026 Senior Secured Notes

On April 27, 2021, Telesat Canada, as issuer, and Telesat LLC, as co-issuer, issued US$500 million in aggregate principal amount of 2026 Senior Secured Notes maturing in December 2026. The 2026 Senior Secured Notes bear interest at an annual rate of 5.625% with interest payable on June 1 and December 1, which commenced in December 2021 to holders of record on the immediately preceding May 15 or November 15, as the case may be. Debt issue costs of $6.8 million were incurred in connection with the issuance of the 2026 Senior Secured Notes and had a carrying value of $1.0 million as at December 31, 2025 (December 31, 2024 — $2.1 million).

The 2026 Senior Secured Notes are guaranteed by the Company and certain Guarantors. The 2026 Senior Secured Notes are governed by the 2026 Senior Secured Notes Indenture. The obligations under the 2026 Senior Secured Notes Indenture are secured, subject to certain exceptions, by first priority liens and security interest in the assets of Telesat Canada and the Guarantors. The 2026 Senior Secured Notes include covenants or terms that restricts the Company’s ability to, among other things: (i) incur or guarantee additional indebtedness, or issue disqualified stock or preferred shares, (ii) incur liens, (iii) pay dividends, or make certain restricted payments or investments, (iv) enter into certain transactions with affiliates, (v) modify or cancel satellite insurance, (vi) consolidate, merge, sell or otherwise dispose of substantially all assets, (vii) create restrictions on the ability to pay dividends, make loans, and sell assets, and (viii) designate subsidiaries as unrestricted subsidiaries.

The indenture agreement for the 2026 Senior Secured Notes contained provisions for certain prepayment options which were fair valued at the time of debt issuance. The initial fair value impact, as at April 27, 2021, of the prepayment option related to the 2026 Senior Secured Notes was a $1.9 million increase to the indebtedness. This liability is subsequently amortized using the effective interest method and had a carrying amount of $0.3 million as at December 31, 2025 (December 31, 2024 — $0.6 million).

During the year ended December 31, 2024, Telesat Canada repurchased 2026 Senior Secured Notes with a principal amount of $16.4 million (US$12.0 million) in exchange for $8.0 million (US$5.9 million). The repurchase resulted in no write-off of the related debt issue costs and prepayment options, and a gain on repurchase of debt of $8.4 million (US$6.1 million).

The weighted average effective interest rate for year ended December 31, 2025 was 5.80% (December 31, 2024 — 5.80%).

The Term Loan B, 2027 Senior Unsecured Notes, 2027 Senior Secured Notes and 2026 Senior Secured Notes (collectively, “Telesat Canada Debt”) were presented on the balance sheet net of related deferred financing costs. The deferred financing costs are amortized using the effective interest method. The short-term and long-term portions of deferred financing costs, prepayment options and loss on repayment were as follows:

As at December 31,	2025	2024
Short-term deferred financing costs	$2,973	$—
Long-term deferred financing costs	11,837	9,148
	$14,810	$9,148
Short-term prepayment options	$(286)	$—
Long-term prepayment options	(4,057)	(6,999)
	$(4,343)	$(6,999)
Short-term loss on repayment	$(353)	$—
Long-term loss on repayment	—	(706)
	$(353)	$(706)
Warrants	157,066	—
	157,066	—
Deferred financing costs, prepayment options, warrants and loss on repayment	$167,180	$1,443

The Company’s Term Loan B and 2026 Senior Secured Notes issued by Telesat Canada, are scheduled to mature in December 2026, resulting in substantial obligations that will require repayment or refinancing. Based on current projections, the Company’s consolidated cash flows from operations alone, which includes those of Telesat Canada, are not expected to be sufficient to satisfy these obligations as they come due. Refer to Note 2 for further discussion on management’s actions in managing the liquidity risk associated with the term loans and 2026 Senior Secured Notes that become due in December 2026.

Telesat Lightspeed Financing — Senior Secured Term Loan Facilities

To fund its Telesat Lightspeed LEO constellation, on September 13, 2024, Telesat LEO entered into the Telesat Lightspeed Financing with the Government of Canada and Government of Quebec in the principal amount of $2,140 million and $400 million, respectively.

Telesat Lightspeed Financing represents a Senior Secured non-revolving delayed draw term loan which carries a floating interest rate of 4.75% above the 3-month term Canadian Overnight Repo Rate Average (“CORRA”) on the outstanding drawn loan amount with a 15-year maturity. All interest accrued on the loan until six months after the initial project completion date (a date upon which a certain number of satellites under the LEO project have been launched, with a certain number of satellites made operational and certain other milestones under the agreement being met) shall be added to the principal amount.

Unless accelerated on the event of default as defined in the Telesat Lightspeed Financing, principal repayment of the loan is required on a semi-annual installment basis in 10 years commencing one year after initial project completion date subject to the mandatory repayment of the full amount by the 15th anniversary of the initial draw on the loan. The amount of each semi-annual installment will be calculated as a percentage of the total loan amount as prescribed in the loan agreement.

In addition to the regular repayment, Telesat LEO will also be required to make mandatory prepayment or repayment under certain circumstances including in cases when it has excess cash flows. The Telesat Lightspeed Financing also provides a full or partial prepayment option to Telesat LEO.

Telesat Lightspeed Financing includes certain compliance requirements which include both financial and non-financial covenants that Telesat must be complied with.

Debt issue costs of $37.5 million were incurred in connection with the Telesat Lightspeed Financing, representing $31.1 million and $6.4 million, respectively, for the Government of Canada and Government of Quebec. These balances are recorded against prepaid and other current assets and other long-term assets. As the drawdowns are made against the Telesat Lightspeed Financing, the proportional amount of the current and long-term assets is transferred to the debt issue costs against the long-term indebtedness. The amount against the indebtedness is subsequently amortized using the effective interest method. The carrying amount against the indebtedness as of December 31, 2025 was $9.8 million (December 31, 2024 — $Nil).

The debt balance includes capitalized interest of $29.4 million as of December 31, 2025 (December 31, 2024 — $Nil).

The Telesat Lightspeed Financing is secured by substantially all of the assets relating to the Telesat Lightspeed business which assets are held by the LEO Non-Guarantors. As at November 15, 2024, Telesat has met the conditions precedent to drawdown of the loans under the Telesat LEO Financing. As at December 31, 2025, $690.0 million was drawn under the facilities (December 31, 2024 — $Nil).

Telesat Lightspeed Financing Warrants

As consideration for the Telesat Lightspeed Financing, Telesat LEO, before the initial draw on the loan, on November 15, 2024, entered into an agreement with the Government of Canada and the Government of Quebec which irrevocably granted warrants equivalent to 11.87% of common shares in the equity of Telesat LEO on a fully diluted basis (“Telesat Lightspeed Financing Warrants”). The Telesat Lightspeed Financing Warrants are exercisable in whole or in part, at any time after the second anniversary of the date of their original issuance (November 15, 2026) and up to 10 years from the issuance date (November 15, 2034) subject to certain terms and conditions of the warrant agreement based upon an equity valuation of US$3 billion for Telesat LEO. In connection with the Reorganization of Telesat LEO completed in September 2025, the Telesat Lightspeed Financing Warrants became exercisable for 11.87% of the limited partnership units of Lightspeed LEO Limited Partnership, a limited partnership which holds all of the Telesat LEO shares, which warrants were fair valued upon the completion of the conditions precedent. See Note 35.

The Telesat Lightspeed Financing Warrants are exercisable in whole or in part, using a cash or cashless exercise feature (at the sole discretion of holder),. The standard cash exercise of the warrants meets the definition of gross-settled equity instruments, on the other hand, if the cashless exercise is used, the number of units will vary depending on fair market value of the Lightspeed LEO Limited Partnership units at the time of exercise. Consequently, the Telesat Lightspeed Financing Warrants fail to meet fixed-for-fixed criteria for equity classification and have been designated at fair value through profit and loss classified as a Level 3 instrument (Note 30). On initial recognition, the derivative liabilities was recorded against other current financial liabilities (Note 20), prepaid expenses and other current assets (Note 13), and other long-term assets.

As the drawdowns are made against the Telesat Lightspeed Financing, the proportional amount of the prepaid expenses and other current assets and other long-term assets will be transferred against the long-term indebtedness. The amount against the indebtedness is subsequently amortized using the effective interest method. The carrying amount against the indebtedness as of December 31, 2025 was $157.1 million (December 31, 2024 — $Nil).

Deferred Financing Charges

Deferred financing charges include the debt issue costs associated with the Telesat Lightspeed Financing and the initial value of the Telesat Lightspeed Financing Warrants granted to the Government of Canada and the Government of Quebec. As drawdowns are made against the Telesat Lightspeed Financing, the proportional amount of the deferred financing charges will be transferred to debt issue costs against the long-term indebtedness and amortized to interest expense using the effective interest method.

The activity in deferred financing charges for the year ended December 31, 2025 is as follows:

	Telesat Lightspeed Financing Warrants	Debt issue costs	Total
As at December 31, 2024	$617,476	$37,468	$654,944
Transferred to debt issue costs	(164,155)	(10,270)	(174,425)
Additions	—	1,000	1,000
Impact of foreign exchange	(24,221)	(1,364)	(25,585)
As at December 31, 2025	$429,100	$26,834	$455,934

Covenant Compliance

As at December 31, 2025, Telesat is in compliance with the financial covenants of the Telesat Canada Debt and the Telesat Lightspeed Financing.